Summary of the main accounting policies: Additional information (Details) $ in Thousands, $ in Thousands, shares in Millions			12 Months Ended
	Feb. 20, 2020 MXN ($)	May 15, 2008	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2014	Apr. 08, 2022	Feb. 20, 2020 USD ($)
Revenue From Regulated Services
Closing foreign exchange rate			20.47	19.91			20.16
Investments in joint ventures accounted for using equity method			$ 10,689	$ 8,466
Restricted cash and cash equivalents			$ 123,081	$ 5,055
Original concession period for operating rights		25 years	50 years
Concession period for operating rights			27 years
Applicable tax rate			30.00%	30.00%	30.00%	30.00%
Termination benefits expense			$ 2,866	$ 2,382	$ 1,922
Income from continuing operations attributable to owners of parent			$ 5,983,747	$ 1,972,319	$ 5,465,822
Weighted average number of ordinary shares outstanding | shares			300	300
Basic earnings per share | $ / shares			$ 19.95	$ 6.57
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired	50.00%
Investments in joint ventures accounted for using equity method	$ 10,556							$ 500
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares			198.28	171.53
Original concession period for operating rights		15 years	40 years
Applicable tax rate			31.00%	32.00%
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares			20.47	19.91
Restricted cash and cash equivalents			$ 123,081	$ 5,055
Original concession period for operating rights			40 years
Concession period for operating rights			31 years
Applicable tax rate			10.00%	10.00%
Minimum | Airplan
Revenue From Regulated Services
Original concession period for operating rights			24 years